Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2011
Compensation and benefits
Compensation and benefits

	in				% change		in			% change

	2Q11		1Q11	2Q10	QoQ	YoY	6M11		6M10	YoY

Compensation and benefits (CHF million)

Salaries and variable compensation	2,719		3,503	3,011	(22)	(10)	6,222		6,469	(4)

Social security	207		322	321	(36)	(36)	529		566	(7)

Other [1]	170		204	648	(17)	(74)	374		838	(55)

Compensation and benefits	3,096	[2]	4,029	3,980	(23)	(22)	7,125	[2]	7,873	(10)

1 Includes pension and other post-retirement expense of CHF 112 million, CHF 134 million, CHF 124 million, CHF 246 million and CHF 241 million in 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively, and the UK levy on variable compensation of CHF 447 million in 2Q10 and 6M10. 2 Includes CHF 142 million of severance and other compensation expense related to headcount reductions in Investment Banking.